Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2017
Cost of Sales [Abstract]
Cost of Sales by Cost

	US Dollars
Figures in millions	2017	2016	2015
Cash operating costs	2,728	2,444	2,493
By-products revenue (note 3)	(154)	(138)	(127)
	2,574	2,306	2,366
Royalties	116	105	100
Other cash costs	19	24	27
Total cash costs	2,709	2,435	2,493
Retrenchment costs	6	14	11
Rehabilitation and other non-cash costs	29	43	(10)
Amortisation of tangible assets (note 31 and note 35)	817	789	737
Amortisation of intangible assets (note 31 and note 35)	6	20	40
Inventory change	15	(38)	23
	3,582	3,263	3,294